Loans and Advances to Customers	12 Months Ended
Dec. 31, 2018
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Loans and Advances to Customers

14. LOANS AND ADVANCES TO CUSTOMERS

	2018 £m	2017 £m
Loans secured on residential properties	158,248	155,355
Corporate loans	27,819	30,856
Finance leases	6,821	6,710
Secured advances	—	—
Other unsecured loans	7,554	6,230
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,997	1,199

Loans and advances to customers	202,439	200,350
Credit impairment loss allowances on loans and advances to customers	(751)	(940)
RV and voluntary termination provisions on finance leases	(69)	(78)

Net loans and advances to customers	201,619	199,332

Movement in credit impairment loss allowances:

	Loans secured			Other
	on residential	Corporate	Finance	unsecured
	properties	loans	leases	loans	Total
	£m	£m	£m	£m	£m
At 31 December 2017	225	490	46	179	940
Adoption of IFRS 9 (see Note 1)(1)	47	99	11	54	211
Re-allocation of ECL on off-balance sheet exposures(1)	(3)	(25)	—	(22)	(50)

At 1 January 2018	269	564	57	211	1,101
(Release)/charge to the income statement (see Note 8)	(18)	17	51	139	189
Write-offs and other items(2)(3)	(17)	(355)	(23)	(144)	(539)

At 31 December 2018	234	226	85	206	751

Recoveries, net of collection costs (see Note 8)	2	1	6	33	42

At 1 January 2017	279	382	45	215	921
(Release)/charge to the income statement (see Note 8)	(37)	172	20	102	257
Write-offs and other items(2)	(17)	(64)	(19)	(138)	(238)

At 31 December 2017	225	490	46	179	940

Of which:
– Observed	105	433	12	59	609
– Incurred but not yet observed	120	57	34	120	331

	225	490	46	179	940

Recoveries, net of collection costs (see Note 8)	3	1	6	44	54

At 1 January 2016	424	395	20	269	1,108
(Release)/charge to the income statement (see Note 8)	(116)	59	47	142	132
Write-offs and other items(2)	(29)	(72)	(22)	(196)	(319)

At 31 December 2016	279	382	45	215	921

Of which:
– Observed	130	287	13	73	503
– Incurred but not yet observed	149	95	32	142	418

	279	382	45	215	921

Recoveries, net of collection costs (see Note 8)	4	3	2	56	65

(1)

The adjustment for the adoption of IFRS 9 related to the re-measurement of loss allowances on loans and advances to customers at amortised cost. The re-allocation of ECL on off-balance sheet exposures was a transfer to provisions following the adoption of a methodology to enable their separate identification from ECL on drawn exposures. See Note 30.

(2)

Mortgage write-offs exclude the effect of the unwind over time of the discounting in estimating losses, as described in the accounting policy ‘Financial instruments’ in Note 1. Mortgage write-offs including this effect were £18m (2017: £22m, 2016: £33m)

(3)	The contractual amount outstanding on financial assets that were written off in the year, and are still subject to enforcement activity was £76m.

Finance lease and hire purchase contract receivables may be analysed as follows:

	2018			2017
	Gross investment £m	Unearned finance income £m	Net investment £m	Gross investment £m	Unearned finance income £m	Net investment £m
Not later than one year	3,730	(210)	3,520	3,633	(177)	3,456
Later than one year and not later than five years	3,415	(278)	3,137	3,316	(226)	3,090
Later than five years	210	(46)	164	214	(50)	164

	7,355	(534)	6,821	7,163	(453)	6,710

The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers. Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,034m (2017: £886m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of £nil (2017: £5m, 2016: £4m) was earned during the year, which was classified in ‘Interest and similar income’.

Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.

Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 15.